Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (loss)	$ 28,884	$ (106,027)
Items that may be reclassified subsequently to net income or loss:
Foreign currency translation	21,200	(31,335)
Reclassification of cumulative foreign currency translation gain relating to Mercedes to net loss	0	(1,601)
Items that will not be reclassified subsequently to net income or loss:
Net decrease in fair value of marketable securities and other investments in equity instruments	(46,359)	(134,226)
Income tax (expense) recovery relating to change in fair value of marketable securities and other investments in equity instruments	(92)	17,149
Total Other comprehensive (loss) income (“OCI”)	(25,251)	(150,013)
Total comprehensive income (loss)	$ 3,633	$ (256,040)